RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Summary of transactions with and amounts due from and due to related parties

15.	RELATED PARTY TRANSACTIONS - continued

The Company entered into the following transactions with its related parties:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Services provided by related parties:
Jiayin Zhuoyue (1)	81,206	55,207	77,048
Jiayin (Shanghai) (1)	6,548	9,004	—
Shanghai Jiayin (2)	8,280	5,845	—
Limahui (3)	—	425	—
Kailiantong (4)	2,255	—	—
Shilupan (5)	7,863	—	—
Jiayin Credit (6)	196	—	—
Total	106,348	70,481	77,048
Services provided to related parties
Kailiantong (4)	1,761	6,209	—
Aguila Information (7)	—	—	34,619
Total	1,761	6,209	34,619

15.	RELATED PARTY TRANSACTIONS - continued
	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loans to related parties:
Jiayin Financial Leasing (8)	—	—	70,000
Massnet Microcredit (9)	—	—	54,000
Shanghai Jiayin (10)	909	—	47,840
GAYANG (11)	1,716	—	31,306
Subsidiary shareholder (10)	—	463	—
Subsidiary director (12)	—	79	—
China Smartpay (13)	119,924	—	—
Shanghai Jiajie (10)	800	—	—
SG Fintech(14)	598	—	—
Total	123,947	542	203,146
Loans from related parties
Shanghai Jiayin (10)	—	—	15,000
Subsidiary shareholder (16)	—	3,113	—
Jiayin Financial Leasing (17)	150	—	—
Jiayin Credit (17)	80	—	—
Total	230	3,113	15,000
(1)

Jiayin Zhuoyue refers investors and borrowers to the Company and charged referral service fees. Jiayin (Shanghai) also referred investors and borrowers to the Company and charged referral service fees, and was no longer our related party since August 2020 due to the change of shareholder.

(2)	Shanghai Jiayin rented office space to the Company and charged other related service fee, which is calculated dependent on its usage of the underlying office space.
(3)

Limahui primarily provided internet catering service for employees of the Company and charged corresponding service fees. Mr. Guanglin Zhang has significant influence over Limahui in the first three quarters of 2020.

(4)

Kailiantong provided cash payment services to the Company and charges transaction processing fees. The Company provided referral service to Kailiantong and charged loan facilitation fees, which resulted in the 2019 balance of amount due from related parties. Our Founder, Mr. Dinggui Yan, partially disposed of his investment over China Smartpay in September 2020, and therefore Mr. Dinggui Yan lost the significant influence over China Smartpay thereafter. As Kailiantong was wholly owned by China Smartpay, Kailiantong was no longer deemed as our related party as of October 2020.

(5)	Shilupan provided credit analysis service for the Company and charged corresponding service fees.
(6)	Jiayin Credit provided credit service to the Company the VIE group and charged credit service fees.
(7)

The Company provides business and operational support services to Aguila Information and charged corresponding service fees. On January 5, 2021, Aguila Information was deconsolidated by the Company and deemed as our related party (see Note 7).

(8)	The amounts represent non-interest bearing loans to related parties in 2021 for the daily operation, which were fully collected in 2021.
(9)	The Company provided non-interest bearing loan of RMB54 million to Massnet Microcredit, which was fully collected in May, 2021.
(10)	The amount represents loans which are non-interest bearing, unsecured, and due on demand.
(11)

The amount represents loans to GAYANG in 2021. The loans comprise non-interest bearing loan of RMB20,664 and interest bearing loan with principal of RMB10,642 and fixed annual interest rate of 8%. As of December 31, 2021, RMB11,471 of non-interest bearing loan has been collected and RMB171 interest has been accrued.

15.	RELATED PARTY TRANSACTIONS - continued
(12)	The amount represents loans to the minority director of the subsidiary PT. Jayindo Fintek Pratama since November 2020 with principal of RMB79 and annual interest rate of 6%.
(13)

The Company entered into a loan contract with China Smartpay of RMB119,924 with fixed annual interest rate of 9%. The interest was RMB4,938 for the year ended December 31, 2019 and the interest portion through January to September 2020 was RMB7,570. The outstanding loan balance including principal and interests had been settled with consideration of the acquisition with Keen Best (See Note 7), together with a lump-sum cash payment of RMB37,372 in September 2020. Since October 2020, China Smartpay was no longer a related party of the Company.

(14)

The amount represented loans to related parties in 2019, which results in the balance of amount due from related parties shown as below. The Company entered into a loan contract with SG Fintech of RMB598 with fixed interest rate 0.5%. The loan balance included principal RMB598 and interest receivable RMB1. As of December 31, 2020, all principal and interest was collected.

(15)	The Company provided an interest bearing loan to Aguila Information in 2020, and accrued interest of RMB846 in 2021. As of December 31, 2021, all principal and interest have been fully collected.
(16)

The amount represents loans from minority shareholders of Aguila Information in 2020. As the Aguila Information was deconsolidated by the Company in 2021, its minority shareholders were no longer deemed as our related parties.

(17)	The amounts represent loans from related parties in 2019 for the daily operation.

 The following table present amounts due from and due to related parties as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB
Amounts due from related parties
Subsidiary shareholder	463	4
Subsidiary director	79	—
Aguila Information	—	16,507
GAYANG	—	20,006
Shanghai Jiayin	—	500
Total	542	37,017
Amounts due to related parties
Subsidiary shareholder	3,113	—
Jiayin Zhuoyue	3,442	4,485
Shanghai Jiayin	2,150	—
Jiayin Credit	80	—
Total	8,785	4,485

Amounts due from related parties primarily consist of loans to related parties and service fees receivable from related parties. As of December 31, 2021, the Company accrued credit losses of RMB16,114 for outstanding receivables from Aguila Information based on subsequent collection analysis. Such credit loss is included in allowance for receivables and contract assets for the year ended December 31, 2021.

Amounts due to related parties primarily consist of the amount of service fees payable to related parties and loans from related parties.